FINANCIAL INSTRUMENTS – FAIR VALUE	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS – FAIR VALUE

14. FINANCIAL INSTRUMENTS – FAIR VALUE

Items measured at fair value (in thousands):

	As of
	June 30, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	$5,158	$-	$-	$5,158	$9,449	$-	$-	$9,449
Total Financial Assets Measured at Fair Value (FV)	$5,158	$-	$-	$5,158	$9,449	$-	$-	$9,449

In the periods presented there have been no transfers between Level 1, Level 2 and Level 3.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED JUNE 30, 2025 AND 2024

UNAUDITED